Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	91 Months Ended	120 Months Ended
		Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Class F
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class F
Average Annual Return, Percent		8.77%	4.81%	4.39%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		8.79%	4.80%			4.20%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent	[1]	5.63%	2.86%		2.97%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent	[2]	7.16%	2.73%		2.52%
Class F
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class F
Average Annual Return, Percent		9.21%	3.73%		3.54%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		9.28%	3.80%		3.62%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent		8.93%	3.48%		3.28%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (without sales charge)
Average Annual Return, Percent		8.16%	2.73%		2.52%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%	0.33%	1.73%
Morningstar LSTA US Leveraged Loan TR USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar LSTA US Leveraged Loan TR USD
Average Annual Return, Percent		9.59%	5.74%	5.12%
Morningstar LSTA US B- Ratings and Above Loan TR USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar LSTA US B- Ratings and Above Loan TR USD
Average Annual Return, Percent		9.69%	5.71%	5.13%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%	0.33%			1.66%
Morningstar LSTA US Leveraged Loan TR USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar LSTA US Leveraged Loan TR USD
Average Annual Return, Percent		9.59%	5.74%			4.93%
Morningstar LSTA US B- Ratings and Above Loan TR USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar LSTA US B- Ratings and Above Loan TR USD
Average Annual Return, Percent		9.69%	5.71%			4.95%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%	0.33%		1.84%
ICE BofA 0-3 Year US Treasury Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 0-3 Year US Treasury Total Return Index
Average Annual Return, Percent		6.39%	1.78%		1.52%
ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index
Average Annual Return, Percent		9.26%	3.87%		4.01%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%	0.33%		1.84%
ICE BofA 0-3 Year US Treasury Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 0-3 Year US Treasury Total Return Index
Average Annual Return, Percent		6.39%	1.78%		1.52%
ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index
Average Annual Return, Percent		9.26%	3.87%		4.01%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%	0.33%		1.84%
ICE BofA 0-3 Year US Treasury Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 0-3 Year US Treasury Total Return Index
Average Annual Return, Percent		6.39%	1.78%		1.52%
ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index
Average Annual Return, Percent		9.26%	3.87%		4.01%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%	0.33%		1.84%
ICE BofA 0-3 Year US Treasury Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 0-3 Year US Treasury Total Return Index
Average Annual Return, Percent		6.39%	1.78%		1.52%
ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index
Average Annual Return, Percent		9.26%	3.87%		4.01%

[1]
**	Class A shares may be subject to a 3.00% front-end sales charge imposed on purchases (as a precentage of offering price).

[2]
**	Class C shares may be subject to a 1.00% deferred sales charge if shares are redeemed within 18 months of purchase (as a percentage of original purchase price or redemption price, whichever is less).